Average Annual Total Returns - FidelityMulti-AssetIndexFund-RetailPRO - FidelityMulti-AssetIndexFund-RetailPRO - Fidelity Multi-Asset Index Fund	Apr. 29, 2023
Fidelity Multi-Asset Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.05%)
Past 5 years	5.44%
Past 10 years	8.40%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.30%)
Past 5 years	4.38%
Past 10 years	7.51%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.70%)
Past 5 years	4.22%
Past 10 years	6.74%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0251
Average Annual Return:
Past 1 year	(17.99%)
Past 5 years	5.53%
Past 10 years	8.56%